JUNIOR SUBORDINATED NOTES	12 Months Ended
Dec. 31, 2021
Junior Subordinated Notes [Abstract]
JUNIOR SUBORDINATED NOTES	JUNIOR SUBORDINATED NOTES

		2021		2020
Outstanding loan amount	Maturity Date	Outstanding at December 31	Effective Interest Rate[1]	Outstanding at December 31	Effective Interest Rate[1]
(millions of Canadian $, unless otherwise noted)

TRANSCANADA PIPELINES LIMITED
US$1,000 notes issued 2007 at 6.35%[2]	2067	1,265	4.0%	1,275	4.1%
US$750 notes issued 2015 at 5.875%[3,4]	2075	949	5.0%	957	5.0%
US$1,200 notes issued 2016 at 6.125%[3,4]	2076	1,519	5.8%	1,530	5.8%
US$1,500 notes issued 2017 at 5.55%[3,4]	2077	1,899	4.7%	1,913	4.7%
$1,500 notes issued 2017 at 4.90%[3,4]	2077	1,500	4.5%	1,500	4.5%
US$1,100 notes issued 2019 at 5.75%[3,4]	2079	1,392	5.4%	1,403	5.4%
$500 notes issued 2021 at 4.45%[3,4]	2081	500	4.0%	—	—
		9,024		8,578
Unamortized debt discount and issue costs		(85)		(80)
		8,939		8,498
1The effective interest rate is calculated by discounting the expected future interest payments using the coupon rate and any estimated future rate resets, adjusted for issue costs and discounts.
2Junior subordinated notes of US$1 billion were issued in 2007 at a fixed rate of 6.35 per cent and converted in 2017 to a floating interest rate that is reset quarterly to the three-month LIBOR plus 2.21 per cent.
3The Junior subordinated notes were issued to TransCanada Trust, a financing trust subsidiary wholly owned by TCPL. While the obligations of TransCanada Trust are fully and unconditionally guaranteed by TCPL on a subordinated basis, the Trust is not consolidated in TC Energy's financial statements since TCPL does not have a variable interest in the Trust and the only substantive assets of the Trust are junior subordinated notes of TCPL.
4The coupon rate is initially a fixed interest rate for the first 10 years and converts to a floating rate thereafter.
The Junior subordinated notes are subordinated in right of payment to existing and future senior indebtedness or other obligations of TCPL.
In March 2021, TransCanada Trust (the Trust) issued $500 million of Trust Notes – Series 2021-A to investors with a fixed interest rate of 4.20 per cent per annum for the first 10 years and resetting on the 10th anniversary and every five years thereafter. All of the proceeds of the issuance by the Trust were loaned to TCPL for $500 million of junior subordinated notes of TCPL at an initial fixed rate of 4.45 per cent per annum, including a 0.25 per cent administration charge. The rate on the junior subordinated notes of TCPL will reset every five years commencing March 2031 until March 2051 to the then Five-Year Government of Canada Yield, as defined in the document governing the subordinated notes, plus 3.316 per cent per annum; from March 2051 until March 2081, the interest rate will reset to the then Five-Year Government of Canada Yield plus 4.066 per cent per annum. The junior subordinated notes are callable at TCPL's option at any time from December 4, 2030 to March 4, 2031 and on each interest payment and reset date thereafter at 100 per cent of the principal amount plus accrued and unpaid interest to the date of redemption.
In September 2019, the Trust issued US$1.1 billion of Trust Notes – Series 2019-A to investors with a fixed interest rate of 5.50 per cent per annum for the first 10 years converting to a floating rate thereafter. All of the proceeds of the issuance by the Trust were loaned to TCPL for US$1.1 billion of junior subordinated notes of TCPL at an initial fixed rate of 5.75 per cent, including a 0.25 per cent administration charge. The rate will reset commencing September 2029 until September 2049 to the then three-month LIBOR plus 4.404 per cent per annum; from September 2049 until September 2079, the interest rate will reset to the then three-month LIBOR plus 5.154 per cent per annum. Refer to Note 3, Accounting changes, for additional information regarding the expected impact to the Company with certain rate settings of LIBOR which ceased to be published at the end of 2021 with full cessation by mid-2023. The junior subordinated notes are callable at TCPL's option at any time on or after September 15, 2029 at 100 per cent of the principal amount plus accrued and unpaid interest to the date of redemption.
Pursuant to the terms of the notes issued between the Trust and TCPL (the Trust Notes) and related agreements, in certain circumstances (1) TCPL may issue deferral preferred shares to holders of the Trust Notes in lieu of interest; and (2) TC Energy and TCPL would be prohibited from declaring or paying dividends on or redeeming their outstanding preferred shares (or, if none are outstanding, their respective common shares) until all deferral preferred shares are redeemed by TCPL. The Trust Notes may also be automatically exchanged for preferred shares of TCPL upon certain kinds of bankruptcy and insolvency events. All of these preferred shares would rank equally with any other outstanding first preferred shares of TCPL.